Intangible Assets - Summary of Estimated Aggregate Amortization Expense (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015 - remainder of fiscal year	$ 368
2016	141	$ 141
2017	51	51
2018	33	33
Thereafter		0
Intangible assets, net	$ 593	961	$ 2,040
2015		$ 736